Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 2,712	$ 5,744
Liabilities	(23,445)	(7,485)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	50,658	12,739
Liabilities	(71,527)	(23,802)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	(3,441)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	2,664	4,985
Liabilities	(15,807)	(2,719)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	13,205	11,679
Liabilities	(31,109)	(22,982)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	48	759
Liabilities		(374)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	37,246	0
Liabilities	0	0
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Liabilities	$ (4,197)	$ (4,392)